Long-Term Investments (Details) - Schedule of Equity Securities With Readily Determinable Fair Values - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Equity Securities With Readily Determinable Fair Values [Abstract]
Cost, Listed company	¥ 1,292	¥ 1,292
Gross unrealized gains, Listed company
Gross unrealized losses, Listed company	(1,253)	(1,190)
Fair value, Listed company	¥ 39	¥ 102